Debt (Details Narrative) - USD ($)								1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 24, 2020	Sep. 11, 2020	Apr. 30, 2020	Apr. 29, 2020	Apr. 23, 2020	Nov. 21, 2019	Feb. 06, 2019	Feb. 28, 2019	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 17, 2021	Apr. 09, 2020	Mar. 31, 2020	Mar. 27, 2020	Sep. 30, 2019	Jan. 08, 2019	Sep. 30, 2018
Short-term Debt [Line Items]
Common stock, par value									$ 0.001	$ 0.001		$ 0.001	$ 0.001		$ 0.001	$ 0.001
Debt conversion of common stock shares								250,000
Proceeds from convertible notes payable													$ 1,091,080
Notes payable										$ 67,000					$ 67,000
Interest expense									$ 50,516		$ 1,039,349		110,446	1,458,521	1,462,750	$ 299,331
Fair value of warrants															(2,986,854)	(827,260)
Gain on extinguishment of debt														$ 1,300,088	$ 1,300,088
Warrant [Member]
Short-term Debt [Line Items]
Warrants exercise price, per share										$ 0.016					$ 0.016
Number of warrants issued												840,000
Minimum [Member]
Short-term Debt [Line Items]
Warrants exercise price, per share									$ 0.04				$ 0.04
Home Management LLC [Member]
Short-term Debt [Line Items]
Market value of common stock					$ 0.014
Warrant term					10 years
Warrants exercise price, per share					$ 0.05
Debt conversion of common stock shares					4,368,278
Debt principal amount					$ 1,717,000
Fair value of common stock					218,000
Fair value of warrants					199,000
Gain on extinguishment of debt					$ 1,300,000
FWHC HOLDINGS, LLC [Member]
Short-term Debt [Line Items]
Warrant term		10 years
Warrants exercise price, per share		$ 0.014
Consisting Of Four Loans [Member] | Home Management LLC [Member] | March 31, 2020 and December 31, 2019 [Member]
Short-term Debt [Line Items]
Notes payable										$ 1,635,000					$ 1,635,000
Consisting Of Four Loans [Member] | Home Management LLC [Member] | March 31, 2020 and December 31, 2019 [Member] | Minimum [Member]
Short-term Debt [Line Items]
Debt, maturity date															Mar. 26, 2020
Debt instrument interest rate										5.50%					5.50%
Consisting Of Four Loans [Member] | Home Management LLC [Member] | March 31, 2020 and December 31, 2019 [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt, maturity date															May 13, 2020
Debt instrument interest rate										12.00%					12.00%
Series A Preferred Stock [Member]
Short-term Debt [Line Items]
Stock issued during period new issue shares	15,235,381
Number of shares converted									4,431,530				22,235,055		4,020,031
William E. Horne [Member] | Home Management LLC [Member]
Short-term Debt [Line Items]
Debt interest rate description															The loans bore interest rates ranging from 5.5% to 12%, in some cases increasing to 15% if not paid by the respective maturity date ranging from March 26, 2020 to May 13, 2020
Investor [Member]
Short-term Debt [Line Items]
Notes payable																		$ 500,000		$ 500,000
Debt instrument interest rate																		12.00%
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Market value of common stock							$ 0.36															$ 0.36
Debt conversion of common stock shares							251,667								1,875,000
Deemed dividend															$ 288,000
Proceeds from convertible notes payable							$ 100,000
Debt conversion convertible outstanding							$ 750,000
Notes payable												$ 350,000				350,000
Interest expense									$ 20,962				$ 41,080
Convertible Notes Payable [Member] | Three of the Noteholders [Member]
Short-term Debt [Line Items]
Accrued interest												52,033				52,033
Third Noteholder [Member]
Short-term Debt [Line Items]
Conversion of common stock, percentage															1000.00%
Notes payable										$ 300,000					$ 300,000				$ 300,000
Accrued interest										40,000					$ 40,000				40,000
Debt, maturity date															Sep. 30, 2020
Fees and penalties										$ 85,000					$ 85,000				85,000
Debt principal amount												424,615				424,615			$ 424,615		$ 424,615
Debt instrument interest rate										11.90%					11.90%
Interest expense										$ 10,000
Hawes Note [Member] | Series A Preferred Stock [Member]
Short-term Debt [Line Items]
Debt amount plus accrued interest		$ 35,860,079
Notes Payable [Member] | Merger [Member]
Short-term Debt [Line Items]
Debt description													The Company finalized an eighteen-month extension to March 1, 2021.		The Company finalized an eighteen-month extension to March 1, 2021
Accrued interest									$ 5,000	$ 1,900			$ 5,000		$ 1,900
Debt, maturity date													Aug. 01, 2019
Debt instrument interest rate									5.00%	5.00%			5.00%		5.00%
Monthly installment amount													$ 5,800		$ 5,800
Promissory Notes [Member]
Short-term Debt [Line Items]
Notes payable										$ 67,000		78,000			67,000	78,000
New Principal Amount [Member] | Investor [Member]
Short-term Debt [Line Items]
Notes payable																		$ 1,000,000
Promissory Note [Member]
Short-term Debt [Line Items]
Notes payable										$ 67,000					$ 67,000							$ 99,000
Accrued interest																						$ 3,000
Debt, maturity date															Mar. 01, 2021
Debt principal amount												$ 78,000				$ 78,000
Debt instrument interest rate												5.00%				5.00%
Debt amount plus accrued interest															$ 5,800
Promissory Note [Member] | Series A Preferred Stock [Member]
Short-term Debt [Line Items]
Stock issued during period new issue shares	323,844,416		323,844,416
Principal amount and accrued interest			$ 4,483,618
Promissory Notes from April 2020 [Member] | FWHC HOLDINGS, LLC [Member]
Short-term Debt [Line Items]
Number of shares converted	123,031,819
Promissory Notes from April 2020 [Member] | Series A Preferred Stock [Member] | FWHC HOLDINGS, LLC [Member]
Short-term Debt [Line Items]
Number of shares converted	123,031,819
April Secured Note [Member] | FWHC HOLDINGS, LLC [Member]
Short-term Debt [Line Items]
Number of shares converted	75,162,429
Hawes Notes [Member] | FWHC HOLDINGS, LLC [Member]
Short-term Debt [Line Items]
Number of shares converted	35,860,079
Hawes Notes [Member] | Series A Preferred Stock [Member]
Short-term Debt [Line Items]
Number of shares converted	35,860,079
Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Market value of common stock												$ 0.40				$ 0.40						$ 0.40
Debt conversion of common stock shares																1,875,000
Debt principal amount												$ 750,000				$ 750,000
Securities Purchase Agreement [Member] | FWHC HOLDINGS, LLC [Member]
Short-term Debt [Line Items]
Stock issued during period new issue shares						146,998
Securities Purchase Agreement [Member] | Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Common stock, par value																							$ 0.001
Market value of common stock																							$ 0.40
Warrant term																							3 years
Warrants exercise price, per share																							$ 0.75
Debt instrument interest rate																							12.00%
Securities Purchase Agreement [Member] | Accredited Investors [Member]
Short-term Debt [Line Items]
Number of common stock shares sold, value													$ 750,000		$ 750,000
Debt description													Each Unit consists of (i) a 12% senior secured convertible note, initially convertible into shares of the Company’s common stock, par value $0.001 per share, at a conversion price equal to the lesser of $0.40 or ninety percent (90%) of the per share purchase price of any shares of common stock or common stock equivalents issued in future private placements of equity and/or debt securities completed by the Company following this offering, and (ii) a three-year warrant to purchase such number of shares of the Company’s common stock equal to one hundred percent (100%) of the number of shares of common stock issuable upon conversion of the notes at $0.40.		Each Unit consists of (i) a 12% senior secured convertible note, initially convertible into shares of the Company’s common stock, par value $0.001 per share, at a conversion price equal to the lesser of $0.40 or ninety percent (90%) of the per share purchase price of any shares of common stock or common stock equivalents issued in future private placements of equity and/or debt securities completed by the Company following this offering, and (ii) a three-year warrant to purchase such number of shares of the Company’s common stock equal to one hundred percent (100%) of the number of shares of common stock issuable upon conversion of the notes at $0.40. The Warrants were initially exercisable at a price equal to the lesser of $0.75 or ninety percent (90%) of the per share purchase price of any shares of common stock or common stock equivalents issued in future private placements of the debt and/or equity securities completed by the Company following the issuance of warrants
Conversion of common stock, percentage													12.00%		12.00%
Common stock, par value									$ 0.001	$ 0.001			$ 0.001		$ 0.001
Market value of common stock									$ 0.40	$ 0.40			$ 0.40		$ 0.40
Warrant term									3 years	3 years			3 years		3 years
Warrants exercise price, per share										$ 0.75					$ 0.75
Payroll Protection Program [Member]
Short-term Debt [Line Items]
Debt principal amount				$ 809,082													$ 689,974
Debt instrument interest rate				100.00%
Monthly installment amount													$ 105,878
Debt repayments, description				The PPP Loan bears interest at a rate of 1% per annum and is payable in eighteen monthly payments of $45,533 beginning on approximately August 14, 2021. The Company elected to use a 24-week Covered Period, per the SBA Paycheck Protection Program guidelines, the Covered Period ended on October 14, 2020.
Amount forgiven to non-payroll costs, percentage				40.00%